ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable	$13,488,433	$28,816,059
Allowance for expected credit loss	(13,488,433)	(13,658,675)
Total accounts receivable, net	$—	$15,157,384

Movements of expected credit loss are as follows:

Expected credit loss
Beginning balance	$13,658,675	$4,854,638
Addition	106,595	8,929,110
Write-off	(64,070)	—
Exchange rate effect	(212,767)	(125,073)
Ending balance	$13,488,433	$13,658,675